Risks and Uncertainties	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
AES is a diversified power generation and utility company organized into four technology-oriented SBUs. See additional discussion of the Company's principal markets in Note 18—Segments and Geographic Information. Within our four SBUs, we have two primary lines of business: generation and utilities. The generation line of business uses a wide range of fuels and technologies to generate electricity such as coal, gas, hydro, wind, solar, and biomass. Our utilities business comprises businesses that transmit, distribute, and in certain circumstances, generate power. In addition, the Company has operations in the renewables area. These efforts include projects primarily in wind, solar, and energy storage.
Operating and Economic Risks — The Company operates in several developing economies where macroeconomic conditions are typically more volatile than developed economies. Deteriorating market conditions and evolving industry expectations to transition away from fossil fuel sources for generation expose the Company to the risk of decreased earnings and cash flows due to, among other factors, adverse fluctuations in the commodities and foreign currency spot markets, and potential changes in the estimated useful lives of our thermal plants. Additionally, credit markets around the globe continue to tighten their standards, which could impact our ability to finance growth projects through access to capital markets. Currently, the Company has an investment grade rating from both Standard & Poor's and Fitch of BBB- and an investment grade rating from Moody's of Baa3. A downgrade in our current investment grade ratings could affect the Company's ability to finance new and/or existing development projects at competitive interest rates. As of December 31, 2022, the Company had $1.4 billion of unrestricted cash and cash equivalents.
During 2022, 68% of our revenue was generated outside the U.S. and a significant portion of our international operations is conducted in developing countries. We continue to invest in several developing countries to expand our existing platform and operations. International operations, particularly the operation, financing, and development of projects in developing countries, entail significant risks and uncertainties, including, without limitation:
•economic, social, and political instability in any particular country or region;
•inability to economically hedge energy prices;
•volatility in commodity prices;
•adverse changes in currency exchange rates;
•government restrictions on converting currencies or repatriating funds;
•unexpected changes in foreign laws, regulatory framework, or in trade, monetary or fiscal policies;
•high inflation and monetary fluctuations;
•restrictions on imports of solar panels, wind turbines, coal, oil, gas, or other raw materials required by our generation businesses to operate;
•threatened or consummated expropriation or nationalization of our assets by foreign governments;
•unwillingness of governments, government agencies, similar organizations, or other counterparties to honor their commitments;
•unwillingness of governments, government agencies, courts, or similar bodies to enforce contracts that are economically advantageous to subsidiaries of the Company and economically unfavorable to counterparties, against such counterparties, whether such counterparties are governments or private parties;
•inability to obtain access to fair and equitable political, regulatory, administrative, and legal systems;
•adverse changes in government tax policy;
•potentially adverse tax consequences of operating in multiple jurisdictions;
•difficulties in enforcing our contractual rights, enforcing judgments, or obtaining a just result in local jurisdictions; and
•inability to obtain financing on expected terms.
Any of these factors, individually or in combination with others, could materially and adversely affect our business, results of operations, and financial condition. In addition, our Latin American operations experience volatility in revenue and earnings which have caused and are expected to cause significant volatility in our results of operations and cash flows. The volatility is caused by regulatory and economic difficulties, political instability, indexation of certain PPAs to fuel prices, and currency fluctuations being experienced in many of these countries. This volatility reduces the predictability and enhances the uncertainty associated with cash flows from these businesses.
Our inability to predict, influence or respond appropriately to changes in law or regulatory schemes, including any inability to obtain reasonable increases in tariffs or tariff adjustments for increased expenses, could adversely impact our results of operations or our ability to meet publicly announced projections or analysts' expectations. Furthermore, changes in laws or regulations or changes in the application or interpretation of regulatory provisions in jurisdictions where we operate, particularly our utility businesses where electricity tariffs are subject to regulatory review or approval, could adversely affect our business, including, but not limited to:
•changes in the determination, definition, or classification of costs to be included as reimbursable or pass-through costs;
•changes in the definition or determination of controllable or noncontrollable costs;
•adverse changes in tax law;
•changes in the definition of events which may or may not qualify as changes in economic equilibrium;
•changes in the timing of tariff increases;
•other changes in the regulatory determinations under the relevant concessions; or
•changes in environmental regulations, including regulations relating to GHG emissions in any of our businesses.
Any of the above events may result in lower margins for the affected businesses, which can adversely affect our results of operations.
COVID-19 Pandemic — The COVID-19 pandemic has severely impacted global economic activity, including electricity and energy consumption, and caused significant volatility in financial markets.The magnitude and duration of the COVID-19 pandemic is unknown at this time and may have material and adverse effects on our results of operations, financial condition and cash flows in future periods.
Alto Maipo — On August 27, 2021, Alto Maipo updated its creditors with respect to the construction budget and long-term business plan for the project, which considers different scenarios for spot prices, decarbonization initiatives, and hydrological conditions, among other significant variables. Under some of these scenarios, Alto Maipo may experience reduced future cash flows, which would limit its ability to repay debt. Alto Maipo’s management initiated negotiations with its creditors to restructure its obligations and achieve a sustainable long-term capital structure for Alto Maipo. On November 17, 2021, Alto Maipo SpA commenced a reorganization proceeding in accordance with Chapter 11 of the U.S. Bankruptcy Code, through a voluntary petition. Consequently, after the Chapter 11 filing, the Company is no longer considered to have control over Alto Maipo, which resulted in its deconsolidation. The Company recognized an after-tax loss of approximately $1.2 billion, net of noncontrolling interests, in the Consolidated Statement of Operations in the fourth quarter of 2021, associated with the loss of control attributable to the former controlling interest.
On May 26, 2022, Alto Maipo emerged from bankruptcy in accordance with Chapter 11 of the U.S. Bankruptcy Code. Alto Maipo, as restructured, is considered a VIE. As the Company lacks the power to make significant decisions, it does not meet the criteria to be considered the primary beneficiary of Alto Maipo and therefore will not consolidate this entity. The Company has elected the fair value option to account for its investment in Alto Maipo. If Alto Maipo is unable to meet its obligations under the restructured arrangements as they come due, the creditors may enforce their rights under the credit agreements. These finance agreements are non-recourse with respect to The AES Corporation.
Foreign Currency Risks — AES operates businesses in many foreign countries and such operations could be impacted by significant fluctuations in foreign currency exchange rates. Fluctuations in currency exchange rate between the USD and the following currencies could create significant fluctuations in earnings and cash flows: the Argentine peso, the Brazilian real, the Chilean peso, the Colombian peso, the Dominican peso, the Euro, the Indian rupee, and the Mexican peso.
Concentrations — Due to the geographical diversity of its operations, the Company does not have any significant concentration of customers or sources of fuel supply. Several of the Company's generation businesses rely on PPAs with one or a limited number of customers for the majority of, and in some cases all of, the relevant businesses' output over the term of the PPAs. However, no single customer accounted for 10% or more of total revenue in 2022, 2021 or 2020.
The cash flows and results of operations of our businesses depend on the credit quality of our customers and the continued ability of our customers and suppliers to meet their obligations under PPAs and fuel supply agreements. If a substantial portion of the Company's long-term PPAs and/or fuel supply were modified or terminated, the Company would be adversely affected to the extent that it would be unable to replace such contracts at equally favorable terms.